Combined Statement of Loss and Other Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 CNY (¥) ¥ / shares
Statements [Line Items]
Net Revenues	¥ 84,776	$ 11,690	¥ 36,489
Other gains, net	6,960	960	2,608
Operating costs
Cost of revenues	(59,552)	(8,213)	(39,144)
Selling and marketing expenses	(152,486)	(21,029)	(102,441)
Administrative expenses	(307,304)	(42,379)	(2,124,158)
Research and development expenses	(19,013)	(2,622)	(15,105)
Total operating costs and expenses	(538,355)	(74,243)	(2,280,848)
Operating loss	(446,619)	(61,593)	(2,241,751)
Finance costs	(14,303)	(1,973)	(262)
Fair value changes of convertible and redeemable preferred shares			(3,158,498)
Fair value changes of financial assets at fair value through profit or loss	15,131	2,087	1,753
Loss before income tax	(445,791)	(61,479)	(5,398,758)
Income tax (expenses)/benefits	1,762	243	(2,697)
Net loss	(444,029)	(61,236)	(5,401,455)
Net loss attributable to:
Equity holders of the Company	(444,320)	(61,276)	(5,401,455)
Non-controlling interests	291	40
Net loss	¥ (444,029)	$ (61,236)	¥ (5,401,455)
Loss per share for loss attributable to the ordinary shareholders of the Company (Expressed in RMB per share)
Basic loss per share | (per share)	¥ (0.2)	$ (0.03)	¥ (3.1)
Diluted loss per share | (per share)	¥ (0.2)	$ (0.03)	¥ (3.1)
Net loss	¥ (444,029)	$ (61,236)	¥ (5,401,455)
- Fair value changes on equity investment designated at fair value through other comprehensive loss, net of tax	(21,616)	(2,981)
Currency translation differences	(325)	(45)	(584)
Other comprehensive loss, net of tax	(21,941)	(3,026)	(584)
Total comprehensive loss for the year	(465,970)	(64,262)	(5,402,039)
Total comprehensive loss attributable to:
Equity holders of the Company	(466,261)	(64,302)	(5,402,039)
Non-controlling interests	291	40
Total comprehensive loss for the year	(465,970)	(64,262)	(5,402,039)
Online EV Charging Solutions
Statements [Line Items]
Revenue from rendering of services	41,921	5,781	19,716
Offline EV Charging Solutions
Statements [Line Items]
Revenue from rendering of services	40,393	5,570	16,316
Innovative and Other Businesses
Statements [Line Items]
Revenue from rendering of services	¥ 2,462	$ 339	¥ 457